Leases	12 Months Ended
Feb. 28, 2026
Leases [Abstract]
Leases

15. LEASES

The Group’s operating leases mainly related to offices and learning centers in the PRC. As of February 28, 2025 and February 28, 2026, the Group had no leases that were classified as a financing lease. Total operating lease expenses for the years ended February 29, 2024, February 28, 2025 and 2026 were RMB3,965, RMB7,958 and RMB11,652 (US$1,699), respectively, and was recorded in cost of revenues or operating expenses on the consolidated statements of operations. The short term lease expenses for the years ended February 29, 2024, February 28, 2025 and 2026 were RMB4,547, RMB119 and RMB1,145 (US$167) respectively and was recorded in the consolidated statements of operations. As of February 28, 2026, the Group did not have additional operating leases that have not yet commenced. The Group recorded nil impairment loss for operating lease right-of-use assets for the years ended February 29, 2024, February 28, 2025 and 2026, respectively.

Weighted-average remaining lease terms and discount rates are as follows:

	As of
	February 28,	February 28,
	2025	2026
Weighted average remaining lease term (years)	2.19	2.20
Weighted average discount rate	4.2%	4.1%

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended February 28 or 29:

Year ending of February 28 or 29:	RMB	USD
2027	10,057	1,466
2028	4,946	721
2029	1,962	286
2030	586	85
2031	100	15
Thereafter	—	—
Total minimum lease payments	17,651	2,573
Less: amount representing interest	853	124
Present value of minimum lease payments	16,798	2,449